UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       Oppenheimer Main Street Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited

                                                                 VALUE
                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------
 COMMON STOCKS--98.1%
-----------------------------------------------------------------------
 CONSUMER DISCRETIONARY--10.0%
-----------------------------------------------------------------------
 AUTO COMPONENTS--0.2%
 Aftermarket Technology Corp. 1                  452   $         7,458
-----------------------------------------------------------------------
 American Axle & Manufacturing
 Holdings, Inc.                               14,800           538,128
-----------------------------------------------------------------------
 Autoliv, Inc.                                14,200           599,240
-----------------------------------------------------------------------
 Dana Corp.                                   76,500         1,499,400
-----------------------------------------------------------------------
 Delphi Corp.                                  8,200            87,576
-----------------------------------------------------------------------
 Lear Corp.                                   12,700           749,173
                                                       ----------------
                                                             3,480,975

-----------------------------------------------------------------------
 AUTOMOBILES--0.6%
 Ford Motor Co.                              410,315         6,421,430
-----------------------------------------------------------------------
 General Motors Corp.                         30,500         1,420,995
-----------------------------------------------------------------------
 Harley-Davidson, Inc.                        12,600           780,444
                                                       ----------------
                                                             8,622,869

-----------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.2%
 Applebee's International, Inc.               39,600           911,592
-----------------------------------------------------------------------
 Aztar Corp. 1                                 4,300           120,400
-----------------------------------------------------------------------
 Brinker International, Inc. 1                   400            13,648
-----------------------------------------------------------------------
 Caesars Entertainment, Inc. 1                45,900           688,500
-----------------------------------------------------------------------
 CBRL Group, Inc.                             24,500           755,825
-----------------------------------------------------------------------
 CEC Entertainment, Inc. 1                    33,200           979,732
-----------------------------------------------------------------------
 Choice Hotels International, Inc.             2,400           120,384
-----------------------------------------------------------------------
 Harrah's Entertainment, Inc.                 16,000           865,600
-----------------------------------------------------------------------
 International Game Technology                84,600         3,265,560
-----------------------------------------------------------------------
 Jack in the Box, Inc. 1                       3,700           109,890
-----------------------------------------------------------------------
 Mandalay Resort Group                        19,600         1,345,344
-----------------------------------------------------------------------
 Marriott International, Inc., Cl. A          21,500         1,072,420
-----------------------------------------------------------------------
 McDonald's Corp.                            204,950         5,328,700
-----------------------------------------------------------------------
 Rare Hospitality International, Inc. 1       19,300           480,570
-----------------------------------------------------------------------
 Ruby Tuesday, Inc.                           21,800           598,410
-----------------------------------------------------------------------
 Ryan's Restaurant Group, Inc. 1               4,850            76,630
-----------------------------------------------------------------------
 Yum! Brands, Inc. 1                          57,700         2,147,594
                                                       ----------------
                                                            18,880,799

-----------------------------------------------------------------------
 HOUSEHOLD DURABLES--1.0%
 Beazer Homes USA, Inc.                        4,700           471,457
-----------------------------------------------------------------------
 Cavco Industries, Inc. 1                        815            32,356
-----------------------------------------------------------------------
 Centex Corp.                                  8,900           407,175
-----------------------------------------------------------------------
 D.R. Horton, Inc.                            31,350           890,340
-----------------------------------------------------------------------
 Furniture Brands International, Inc.          2,900            72,645
-----------------------------------------------------------------------
 Harman International Industries, Inc.        15,700         1,428,700
-----------------------------------------------------------------------
 Hovnanian Enterprises, Inc., Cl. A 1         45,000         1,561,950
-----------------------------------------------------------------------
 KB Home                                      19,900         1,365,737

                                                                 VALUE
                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------
 HOUSEHOLD DURABLES Continued
 Lennar Corp., Cl. A                          17,100   $       764,712
-----------------------------------------------------------------------
 Lennar Corp., Cl. B                           9,160           379,499
-----------------------------------------------------------------------
 M.D.C. Holdings, Inc.                        22,433         1,426,963
-----------------------------------------------------------------------
 Meritage Corp. 1                              4,200           288,960
-----------------------------------------------------------------------
 NVR, Inc. 1                                     100            48,420
-----------------------------------------------------------------------
 Pulte Homes, Inc.                            15,988           831,856
-----------------------------------------------------------------------
 Ryland Group, Inc. (The)                     14,800         1,157,360
-----------------------------------------------------------------------
 Standard Pacific Corp.                       20,500         1,010,650
-----------------------------------------------------------------------
 Stanley Works (The)                          10,000           455,800
-----------------------------------------------------------------------
 Toll Brothers, Inc. 1                        32,300         1,366,936
-----------------------------------------------------------------------
 Whirlpool Corp.                               7,200           493,920
-----------------------------------------------------------------------
 Yankee Candle, Inc. (The) 1                   3,700           108,225
                                                       ----------------
                                                            14,563,661

-----------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.2%
 Amazon.com, Inc. 1                           65,300         3,552,320
-----------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.2%
 Action Performance Cos., Inc.                31,100           468,677
-----------------------------------------------------------------------
 Brunswick Corp.                              25,400         1,036,320
-----------------------------------------------------------------------
 Hasbro, Inc.                                 39,500           750,500
-----------------------------------------------------------------------
 Marvel Enterprises, Inc. 1                    8,200           160,064
-----------------------------------------------------------------------
 Polaris Industries, Inc.                      2,000            96,000
                                                       ----------------
                                                             2,511,561

-----------------------------------------------------------------------
 MEDIA--2.6%
 Clear Channel
 Communications, Inc.                         34,200         1,263,690
-----------------------------------------------------------------------
 Comcast Corp., Cl. A 1                      316,815         8,880,324
-----------------------------------------------------------------------
 Cox Communications,
 Inc., Cl. A 1                                 5,100           141,729
-----------------------------------------------------------------------
 Fox Entertainment Group, Inc.,
 A Shares 1                                   26,900           718,230
-----------------------------------------------------------------------
 McGraw-Hill Cos., Inc. (The)                 11,900           911,183
-----------------------------------------------------------------------
 NTL, Inc. 1                                  14,200           818,204
-----------------------------------------------------------------------
 Time Warner, Inc. 1                         564,600         9,925,668
-----------------------------------------------------------------------
 Viacom, Inc., Cl. B                         251,230         8,973,936
-----------------------------------------------------------------------
 Walt Disney Co. (The)                       293,500         7,481,315
                                                       ----------------
                                                            39,114,279

-----------------------------------------------------------------------
 MULTILINE RETAIL--0.6%
 Federated Department Stores, Inc.            32,100         1,576,110
-----------------------------------------------------------------------
 May Department Stores Co.                    34,000           934,660
-----------------------------------------------------------------------
 Neiman Marcus Group, Inc. (The),
 Cl. A                                         5,400           300,510
-----------------------------------------------------------------------
 Nordstrom, Inc.                              18,900           805,329
-----------------------------------------------------------------------
 Sears Roebuck & Co.                          36,700         1,385,792
-----------------------------------------------------------------------
 Target Corp.                                 86,000         3,652,420
                                                       ----------------
                                                             8,654,821

        5 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                 VALUE
                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------
 SPECIALTY RETAIL--3.3%
 Abercrombie & Fitch Co., Cl. A               27,300   $     1,057,875
-----------------------------------------------------------------------
 Aeropostale, Inc. 1                          39,400         1,060,254
-----------------------------------------------------------------------
 American Eagle Outfitters, Inc. 1            23,200           670,712
-----------------------------------------------------------------------
 AnnTaylor Stores Corp. 1                     45,100         1,306,998
-----------------------------------------------------------------------
 AutoNation, Inc. 1                           37,800           646,380
-----------------------------------------------------------------------
 Barnes & Noble, Inc. 1                        4,600           156,308
-----------------------------------------------------------------------
 Best Buy Co., Inc.                            8,500           431,290
-----------------------------------------------------------------------
 Borders Group, Inc.                          34,000           796,960
-----------------------------------------------------------------------
 Claire's Stores, Inc.                        57,300         1,243,410
-----------------------------------------------------------------------
 Electronics Boutique
 Holdings Corp. 1                                800            21,072
-----------------------------------------------------------------------
 Foot Locker, Inc.                            12,500           304,250
-----------------------------------------------------------------------
 Gap, Inc. (The)                             290,300         7,039,775
-----------------------------------------------------------------------
 Hollywood Entertainment Corp. 1              11,200           149,632
-----------------------------------------------------------------------
 Home Depot, Inc.                            512,700        18,047,040
-----------------------------------------------------------------------
 Limited Brands, Inc.                         21,400           400,180
-----------------------------------------------------------------------
 Lowe's Cos., Inc.                            58,700         3,084,685
-----------------------------------------------------------------------
 Michaels Stores, Inc.                         4,200           231,000
-----------------------------------------------------------------------
 Office Depot, Inc. 1                         47,800           856,098
-----------------------------------------------------------------------
 Pacific Sunwear of California, Inc. 1        54,475         1,066,076
-----------------------------------------------------------------------
 RadioShack Corp.                             36,700         1,050,721
-----------------------------------------------------------------------
 Select Comfort Corp. 1                        1,900            53,960
-----------------------------------------------------------------------
 Sherwin-Williams Co.                         20,900           868,395
-----------------------------------------------------------------------
 Staples, Inc.                               181,900         5,331,489
-----------------------------------------------------------------------
 Talbots, Inc. (The)                          24,600           963,090
-----------------------------------------------------------------------
 TJX Cos., Inc. (The)                         79,100         1,909,474
-----------------------------------------------------------------------
 Tractor Supply Co. 1                          2,000            83,640
-----------------------------------------------------------------------
 Zale Corp. 1                                 27,800           757,828
                                                       ----------------
                                                            49,588,592

-----------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.1%
 Jones Apparel Group, Inc.                    16,100           635,628
-----------------------------------------------------------------------
 Timberland Co., Cl. A 1                      26,800         1,731,012
-----------------------------------------------------------------------
 Tommy Hilfiger Corp. 1                        3,900            59,046
                                                       ----------------
                                                             2,425,686

-----------------------------------------------------------------------
 CONSUMER STAPLES--10.3%
-----------------------------------------------------------------------
 BEVERAGES--3.4%
 Anheuser-Busch Cos., Inc.                   125,500         6,777,000
-----------------------------------------------------------------------
 Coca-Cola Co. (The)                         441,200        22,271,776
-----------------------------------------------------------------------
 Coca-Cola Enterprises, Inc.                  23,200           672,568
-----------------------------------------------------------------------
 Pepsi Bottling Group, Inc. (The)             26,600           812,364
-----------------------------------------------------------------------
 PepsiAmericas, Inc.                           3,500            74,340
-----------------------------------------------------------------------
 PepsiCo, Inc.                               384,650        20,724,942
                                                       ----------------
                                                            51,332,990

                                                                 VALUE
                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------
 FOOD & STAPLES RETAILING--2.2%
 Albertson's, Inc.                            32,500   $       862,550
-----------------------------------------------------------------------
 Costco Wholesale Corp.                       40,300         1,655,121
-----------------------------------------------------------------------
 Sysco Corp.                                  95,500         3,425,585
-----------------------------------------------------------------------
 Wal-Mart Stores, Inc.                       513,600        27,097,536
                                                       ----------------
                                                            33,040,792

-----------------------------------------------------------------------
 FOOD PRODUCTS--0.8%
 Campbell Soup Co.                            57,800         1,553,664
-----------------------------------------------------------------------
 Heinz (H.J.) Co.                             89,500         3,508,400
-----------------------------------------------------------------------
 Hershey Foods Corp.                          22,600         1,045,702
-----------------------------------------------------------------------
 Kellogg Co.                                  39,100         1,636,335
-----------------------------------------------------------------------
 Kraft Foods, Inc., Cl. A                     90,000         2,851,200
-----------------------------------------------------------------------
 Tyson Foods, Inc., Cl. A                     39,400           825,430
                                                       ----------------
                                                            11,420,731

-----------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.8%
 Colgate-Palmolive Co.                        20,200         1,180,690
-----------------------------------------------------------------------
 Energizer Holdings, Inc. 1                   20,000           900,000
-----------------------------------------------------------------------
 Kimberly-Clark Corp.                         23,700         1,561,356
-----------------------------------------------------------------------
 Procter & Gamble Co. (The)                  439,600        23,931,824
                                                       ----------------
                                                            27,573,870

-----------------------------------------------------------------------
 PERSONAL PRODUCTS--0.5%
 Estee Lauder Cos., Inc. (The), Cl. A         16,900           824,382
-----------------------------------------------------------------------
 Gillette Co.                                145,700         6,177,680
                                                       ----------------
                                                             7,002,062

-----------------------------------------------------------------------
 TOBACCO--1.6%
 Altria Group, Inc.                          464,500        23,248,225
-----------------------------------------------------------------------
 R.J. Reynolds Tobacco Holdings, Inc.         22,700         1,534,293
                                                       ----------------
                                                            24,782,518

-----------------------------------------------------------------------
 ENERGY--8.3%
-----------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.3%
 Halliburton Co.                              86,300         2,611,438
-----------------------------------------------------------------------
 Oil States International, Inc. 1             32,900           503,370
-----------------------------------------------------------------------
 Schlumberger Ltd.                            24,200         1,536,942
                                                       ----------------
                                                             4,651,750

-----------------------------------------------------------------------
 OIL & GAS--8.0%
 Amerada Hess Corp.                           11,700           926,523
-----------------------------------------------------------------------
 Burlington Resources, Inc.                   82,200         2,973,996
-----------------------------------------------------------------------
 Canadian Natural Resources Ltd.              77,000         2,300,093
-----------------------------------------------------------------------
 Chesapeake Energy Corp.                      50,700           746,304
-----------------------------------------------------------------------
 ChevronTexaco Corp.                         248,450        23,381,630
-----------------------------------------------------------------------
 Cimarex Energy Co. 1                          2,239            67,685
-----------------------------------------------------------------------
 ConocoPhillips                               78,221         5,967,480

        6 | OPPENHEIMER MAIN STREET FUND/VA

                                                                 VALUE
                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------
 OIL & GAS Continued
 EOG Resources, Inc.                          24,700   $     1,474,837
-----------------------------------------------------------------------
 Esprit Exploration Ltd. 1                   283,200           737,175
-----------------------------------------------------------------------
 Exxon Mobil Corp.                         1,279,016        56,801,101
-----------------------------------------------------------------------
 Frontier Oil Corp.                          128,800         2,729,272
-----------------------------------------------------------------------
 Houston Exploration Co. 1                    12,500           648,000
-----------------------------------------------------------------------
 Kerr-McGee Corp.                             12,900           693,633
-----------------------------------------------------------------------
 Marathon Oil Corp.                           27,300         1,033,032
-----------------------------------------------------------------------
 Murphy Oil Corp.                              6,400           471,680
-----------------------------------------------------------------------
 Newfield Exploration Co. 1                    4,600           256,404
-----------------------------------------------------------------------
 Nexen, Inc.                                  21,000           814,470
-----------------------------------------------------------------------
 Noble Energy, Inc.                           26,700         1,361,700
-----------------------------------------------------------------------
 Occidental Petroleum Corp.                   69,300         3,354,813
-----------------------------------------------------------------------
 OMI Corp.                                    26,300           312,970
-----------------------------------------------------------------------
 Paramount Resources Ltd. 1                  155,200         1,666,888
-----------------------------------------------------------------------
 Patina Oil & Gas Corp.                       13,100           391,297
-----------------------------------------------------------------------
 Pioneer Natural Resources Co.                 5,700           199,956
-----------------------------------------------------------------------
 Pogo Producing Co.                           29,400         1,452,360
-----------------------------------------------------------------------
 Sunoco, Inc.                                 22,600         1,437,812
-----------------------------------------------------------------------
 Talisman Energy, Inc.                       133,500         2,897,520
-----------------------------------------------------------------------
 Teekay Shipping Corp.                        16,600           620,508
-----------------------------------------------------------------------
 Tesoro Petroleum Corp. 1                      9,300           256,680
-----------------------------------------------------------------------
 Unocal Corp.                                 49,500         1,881,000
-----------------------------------------------------------------------
 Valero Energy Corp.                          18,800         1,386,688
-----------------------------------------------------------------------
 Williams Cos., Inc. (The)                    73,300           872,270
                                                       ----------------
                                                           120,115,777

-----------------------------------------------------------------------
 FINANCIALS--23.4%
-----------------------------------------------------------------------
 CAPITAL MARKETS--0.5%
 Bank of New York Co., Inc. (The)             70,600         2,081,288
-----------------------------------------------------------------------
 Mellon Financial Corp.                      164,200         4,815,986
-----------------------------------------------------------------------
 Northern Trust Corp.                         30,900         1,306,452
                                                       ----------------
                                                             8,203,726

-----------------------------------------------------------------------
 COMMERCIAL BANKS--9.4%
 Astoria Financial Corp.                       7,500           274,350
-----------------------------------------------------------------------
 Bank of America Corp.                       437,751        37,042,490
-----------------------------------------------------------------------
 Bank One Corp.                              396,700        20,231,700
-----------------------------------------------------------------------
 Banknorth Group, Inc.                        41,300         1,341,424
-----------------------------------------------------------------------
 BB&T Corp.                                   63,400         2,343,898
-----------------------------------------------------------------------
 Charter One Financial, Inc.                  66,900         2,956,311
-----------------------------------------------------------------------
 City National Corp.                           2,900           190,530
-----------------------------------------------------------------------
 Colonial BancGroup, Inc. (The)                  100             1,817
-----------------------------------------------------------------------
 Comerica, Inc.                               11,400           625,632
-----------------------------------------------------------------------
 Fifth Third Bancorp                          32,500         1,747,850
-----------------------------------------------------------------------
 Flagstar Bancorp, Inc.                       10,700           212,716

                                                                 VALUE
                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Golden West Financial Corp.                  15,500   $     1,648,425
-----------------------------------------------------------------------
 Greenpoint Financial Corp.                   48,300         1,917,510
-----------------------------------------------------------------------
 Huntington Bancshares, Inc.                  29,400           673,260
-----------------------------------------------------------------------
 Independence Community
 Bank Corp.                                    8,300           302,120
-----------------------------------------------------------------------
 Indymac Mortgage Holdings, Inc.              12,700           401,320
-----------------------------------------------------------------------
 KeyCorp                                      62,800         1,877,092
-----------------------------------------------------------------------
 National City Corp.                         160,300         5,612,103
-----------------------------------------------------------------------
 PNC Financial Services Group, Inc.           68,300         3,625,364
-----------------------------------------------------------------------
 Prosperity Bancshares, Inc.                   2,700            65,745
-----------------------------------------------------------------------
 R&G Financial Corp., Cl. B                      900            29,754
-----------------------------------------------------------------------
 Regions Financial Corp.                      17,500           639,625
-----------------------------------------------------------------------
 SunTrust Banks, Inc.                         49,300         3,204,007
-----------------------------------------------------------------------
 U.S. Bancorp                                528,570        14,567,389
-----------------------------------------------------------------------
 UnionBanCal Corp.                            29,000         1,635,600
-----------------------------------------------------------------------
 Wachovia Corp.                              340,000        15,130,000
-----------------------------------------------------------------------
 Webster Financial Corp.                       3,600           169,272
-----------------------------------------------------------------------
 Wells Fargo & Co.                           390,400        22,342,592
-----------------------------------------------------------------------
 Zions Bancorp                                13,700           841,865
                                                       ----------------
                                                           141,651,761

-----------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--7.4%
 Affiliated Managers Group, Inc. 1             4,250           214,073
-----------------------------------------------------------------------
 American Capital Strategies Ltd.              3,600           100,872
-----------------------------------------------------------------------
 American Express Co.                        150,800         7,748,104
-----------------------------------------------------------------------
 Bear Stearns Cos., Inc. (The)                19,400         1,635,614
-----------------------------------------------------------------------
 Capital One Financial Corp.                  55,700         3,808,766
-----------------------------------------------------------------------
 Chicago Mercantile Exchange (The)             7,200         1,039,464
-----------------------------------------------------------------------
 CIT Group, Inc.                              25,500           976,395
-----------------------------------------------------------------------
 Citigroup, Inc.                           1,048,588        48,759,342
-----------------------------------------------------------------------
 E*TRADE Financial Corp. 1                    55,500           618,825
-----------------------------------------------------------------------
 Franklin Resources, Inc.                      3,500           175,280
-----------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The)              46,300         4,359,608
-----------------------------------------------------------------------
 Instinet Group, Inc. 1                        3,500            18,480
-----------------------------------------------------------------------
 J.P. Morgan Chase & Co.                     248,900         9,649,853
-----------------------------------------------------------------------
 Knight Trading Group, Inc. 1                 37,600           376,752
-----------------------------------------------------------------------
 MBNA Corp.                                  225,900         5,825,961
-----------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                   190,100        10,261,598
-----------------------------------------------------------------------
 Morgan Stanley                              226,300        11,941,851
-----------------------------------------------------------------------
 Piper Jaffray Cos., Inc. 1                    1,916            86,661
-----------------------------------------------------------------------
 Principal Financial Group, Inc. (The)        83,200         2,893,696
-----------------------------------------------------------------------
 Schwab (Charles) Corp.                       39,500           379,595
-----------------------------------------------------------------------
 WFS Financial, Inc.                             400            19,804
                                                       ----------------
                                                           110,890,594


        7 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                 VALUE
                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------
 INSURANCE--4.6%
 ACE Ltd.                                     19,900   $       841,372
-----------------------------------------------------------------------
 AFLAC, Inc.                                  71,200         2,905,672
-----------------------------------------------------------------------
 Allmerica Financial Corp. 1                  20,600           696,280
-----------------------------------------------------------------------
 Allstate Corp.                              186,100         8,662,955
-----------------------------------------------------------------------
 AMBAC Financial Group, Inc.                   1,500           110,160
-----------------------------------------------------------------------
 American International Group, Inc.          477,240        34,017,667
-----------------------------------------------------------------------
 Aon Corp.                                    52,200         1,486,134
-----------------------------------------------------------------------
 Assurant, Inc.                                2,700            71,226
-----------------------------------------------------------------------
 Chubb Corp.                                   7,700           524,986
-----------------------------------------------------------------------
 Cincinnati Financial Corp.                    1,470            63,974
-----------------------------------------------------------------------
 Fidelity National Financial, Inc.            46,659         1,742,247
-----------------------------------------------------------------------
 First American Corp. (The)                    3,800            98,382
-----------------------------------------------------------------------
 Genworth Financial, Inc., Cl. A 1            35,800           821,610
-----------------------------------------------------------------------
 Hartford Financial Services
 Group, Inc. (The)                            21,100         1,450,414
-----------------------------------------------------------------------
 LandAmerica Financial Group, Inc.             6,700           260,831
-----------------------------------------------------------------------
 Lincoln National Corp.                       33,900         1,601,775
-----------------------------------------------------------------------
 Loews Corp.                                  27,800         1,666,888
-----------------------------------------------------------------------
 Marsh & McLennan Cos., Inc.                   6,400           290,432
-----------------------------------------------------------------------
 MBIA, Inc.                                   16,700           953,904
-----------------------------------------------------------------------
 MetLife, Inc.                                38,500         1,380,225
-----------------------------------------------------------------------
 Nationwide Financial
 Services, Inc., Cl. A                        17,400           654,414
-----------------------------------------------------------------------
 Progressive Corp.                            46,700         3,983,510
-----------------------------------------------------------------------
 Reinsurance Group of America, Inc.           24,000           975,600
-----------------------------------------------------------------------
 RenaissanceRe Holdings Ltd.                  20,400         1,100,580
-----------------------------------------------------------------------
 Safeco Corp.                                  9,300           409,200
-----------------------------------------------------------------------
 St. Paul Travelers Cos., Inc. (The)          36,000         1,459,440
-----------------------------------------------------------------------
 StanCorp Financial Group, Inc.                2,700           180,900
-----------------------------------------------------------------------
 UnumProvident Corp.                             700            11,130
-----------------------------------------------------------------------
 Willis Group Holdings Ltd.                    6,600           247,170
                                                       ----------------
                                                            68,669,078

-----------------------------------------------------------------------
 REAL ESTATE--0.0%
 St. Joe Co. (The)                             2,300            91,310
-----------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--1.5%
 Countrywide Financial Corp.                  48,949         3,438,667
-----------------------------------------------------------------------
 Doral Financial Corp.                        10,925           376,913
-----------------------------------------------------------------------
 Fannie Mae                                  214,800        15,328,128
-----------------------------------------------------------------------
 Freddie Mac                                  10,300           651,990
-----------------------------------------------------------------------
 Fremont General Corp.                        44,900           792,485
-----------------------------------------------------------------------
 MGIC Investment Corp.                        19,100         1,448,926
-----------------------------------------------------------------------
 New Century Financial Corp.                  14,300           669,526
                                                       ----------------
                                                            22,706,635

                                                                 VALUE
                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------
 HEALTH CARE--13.7%
-----------------------------------------------------------------------
 BIOTECHNOLOGY--1.4%
 Amgen, Inc. 1                               209,000   $    11,405,130
-----------------------------------------------------------------------
 Gen-Probe, Inc. 1                             2,100            99,372
-----------------------------------------------------------------------
 Genentech, Inc. 1                            61,600         3,461,920
-----------------------------------------------------------------------
 Wyeth                                       153,900         5,565,024
                                                       ----------------
                                                            20,531,446

-----------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
 Bausch & Lomb, Inc.                          18,400         1,197,288
-----------------------------------------------------------------------
 Becton, Dickinson & Co.                      41,300         2,139,340
-----------------------------------------------------------------------
 Bio-Rad Laboratories, Inc., Cl. A 1           4,100           241,326
-----------------------------------------------------------------------
 Boston Scientific Corp. 1                    43,300         1,853,240
-----------------------------------------------------------------------
 Cytyc Corp. 1                                21,000           532,770
-----------------------------------------------------------------------
 Dade Behring Holdings, Inc. 1                 2,400           114,048
-----------------------------------------------------------------------
 Guidant Corp.                                19,400         1,084,072
-----------------------------------------------------------------------
 Hospira, Inc. 1                              53,780         1,484,328
-----------------------------------------------------------------------
 Medtronic, Inc.                             240,200        11,702,544
-----------------------------------------------------------------------
 Stryker Corp.                                98,900         5,439,500
-----------------------------------------------------------------------
 VISX, Inc. 1                                  9,800           261,856
-----------------------------------------------------------------------
 Zimmer Holdings, Inc. 1                       7,400           652,680
                                                       ----------------
                                                            26,702,992

-----------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--1.9%
 Advisory Board Co. (The) 1                    8,300           295,480
-----------------------------------------------------------------------
 Aetna, Inc.                                  24,900         2,116,500
-----------------------------------------------------------------------
 Andrx Corp. 1                                38,700         1,080,891
-----------------------------------------------------------------------
 CIGNA Corp.                                  14,900         1,025,269
-----------------------------------------------------------------------
 Covance, Inc. 1                              22,100           852,618
-----------------------------------------------------------------------
 Coventry Health Care, Inc. 1                 26,750         1,308,075
-----------------------------------------------------------------------
 DaVita, Inc. 1                               19,200           591,936
-----------------------------------------------------------------------
 IMS Health, Inc.                             29,100           682,104
-----------------------------------------------------------------------
 Laboratory Corp. of
 America Holdings 1                            8,200           325,540
-----------------------------------------------------------------------
 LifePoint Hospitals, Inc. 1                  20,700           770,454
-----------------------------------------------------------------------
 Medco Health Solutions, Inc. 1               70,381         2,639,288
-----------------------------------------------------------------------
 Oxford Health Plans, Inc.                     4,600           253,184
-----------------------------------------------------------------------
 Pediatrix Medical Group, Inc. 1              19,000         1,327,150
-----------------------------------------------------------------------
 Quest Diagnostics, Inc.                       8,400           713,580
-----------------------------------------------------------------------
 Renal Care Group, Inc. 1                     11,999           397,527
-----------------------------------------------------------------------
 Select Medical Corp.                          8,200           110,044
-----------------------------------------------------------------------
 Sunrise Senior Living, Inc. 1                 3,000           117,420
-----------------------------------------------------------------------
 UnitedHealth Group, Inc.                     73,200         4,556,700
-----------------------------------------------------------------------
 US Oncology, Inc. 1                          57,900           852,288
-----------------------------------------------------------------------
 WellChoice, Inc. 1                            7,200           298,080
-----------------------------------------------------------------------
 WellPoint Health Networks, Inc. 1            77,100         8,635,971
                                                       ----------------
                                                            28,950,099

        8 | OPPENHEIMER MAIN STREET FUND/VA

                                                                 VALUE
                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------
 PHARMACEUTICALS--8.6%
 Abbott Laboratories                         273,000   $    11,127,480
-----------------------------------------------------------------------
 American Pharmaceutical
 Partners, Inc. 1                              3,550           107,849
-----------------------------------------------------------------------
 Bradley Pharmaceuticals, Inc. 1               2,800            78,120
-----------------------------------------------------------------------
 Bristol-Myers Squibb Co.                     63,400         1,553,300
-----------------------------------------------------------------------
 Eli Lilly & Co.                             154,500        10,801,095
-----------------------------------------------------------------------
 Endo Pharmaceuticals
 Holdings, Inc. 1                             28,700           673,015
-----------------------------------------------------------------------
 Eon Labs, Inc. 1                             11,400           466,602
-----------------------------------------------------------------------
 Johnson & Johnson                           557,506        31,053,084
-----------------------------------------------------------------------
 Kos Pharmaceuticals, Inc. 1                   8,700           286,839
-----------------------------------------------------------------------
 Merck & Co., Inc.                           478,800        22,743,000
-----------------------------------------------------------------------
 Pfizer, Inc.                              1,401,300        48,036,564
-----------------------------------------------------------------------
 Schering-Plough Corp.                       168,100         3,106,488
                                                       ----------------
                                                           130,033,436

-----------------------------------------------------------------------
 INDUSTRIALS--8.8%
-----------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.5%
 Boeing Co.                                  113,700         5,808,933
-----------------------------------------------------------------------
 General Dynamics Corp.                       34,500         3,425,850
-----------------------------------------------------------------------
 Honeywell International, Inc.                92,800         3,399,264
-----------------------------------------------------------------------
 Precision Castparts Corp.                    12,700           694,563
-----------------------------------------------------------------------
 United Defense Industries, Inc. 1            29,600         1,036,000
-----------------------------------------------------------------------
 United Technologies Corp.                    82,100         7,510,508
                                                       ----------------
                                                            21,875,118

-----------------------------------------------------------------------
 AIR FREIGHT & LOGISTICS--0.4%
 EGL, Inc. 1                                   8,000           212,800
-----------------------------------------------------------------------
 United Parcel Service, Inc., Cl. B           81,700         6,141,389
                                                       ----------------
                                                             6,354,189

-----------------------------------------------------------------------
 BUILDING PRODUCTS--0.0%
 Masco Corp.                                  16,300           508,234
-----------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--0.3%
 Apollo Group, Inc., Cl. A 1                  10,000           882,900
-----------------------------------------------------------------------
 ITT Educational Services, Inc. 1             15,900           604,518
-----------------------------------------------------------------------
 Republic Services, Inc.                      41,200         1,192,328
-----------------------------------------------------------------------
 Robert Half International, Inc.              44,700         1,330,719
-----------------------------------------------------------------------
 Waste Management, Inc.                       10,300           315,695
                                                       ----------------
                                                             4,326,160

-----------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.4%
 Cooper Industries Ltd., Cl. A                 6,800           403,988
-----------------------------------------------------------------------
 Emerson Electric Co.                         67,700         4,302,335
-----------------------------------------------------------------------
 Hubbell, Inc., Cl. B                          1,400            65,394
-----------------------------------------------------------------------
 Molex, Inc., Cl. A                           20,750           566,060


                                                                 VALUE
                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------
 ELECTRICAL EQUIPMENT Continued
 Rockwell Automation, Inc.                     8,100   $       303,831
-----------------------------------------------------------------------
 Thomas & Betts Corp.                            200             5,446
                                                       ----------------
                                                             5,647,054

-----------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--5.0%
 3M Co.                                      199,200        17,929,992
-----------------------------------------------------------------------
 General Electric Co.                      1,760,900        57,053,160
-----------------------------------------------------------------------
 Textron, Inc.                                10,000           593,500
                                                       ----------------
                                                            75,576,652

-----------------------------------------------------------------------
 MACHINERY--0.8%
 Briggs & Stratton Corp.                       9,200           812,820
-----------------------------------------------------------------------
 Caterpillar, Inc.                            36,600         2,907,504
-----------------------------------------------------------------------
 Cummins, Inc.                                11,500           718,750
-----------------------------------------------------------------------
 Deere & Co.                                  26,100         1,830,654
-----------------------------------------------------------------------
 Ingersoll-Rand Co., Cl. A                    33,300         2,274,723
-----------------------------------------------------------------------
 Oshkosh Truck Corp.                           1,000            57,310
-----------------------------------------------------------------------
 Paccar, Inc.                                 44,550         2,583,455
-----------------------------------------------------------------------
 Pall Corp.                                   20,200           529,038
-----------------------------------------------------------------------
 Parker-Hannifin Corp.                        12,900           767,034
-----------------------------------------------------------------------
 SPX Corp.                                     5,000           232,200
                                                       ----------------
                                                            12,713,488

-----------------------------------------------------------------------
 ROAD & RAIL--0.4%
 Burlington Northern
 Santa Fe Corp.                               45,000         1,578,150
-----------------------------------------------------------------------
 CNF Transportation, Inc.                      6,700           278,452
-----------------------------------------------------------------------
 Hunt (J.B.) Transport Services, Inc.         39,900         1,539,342
-----------------------------------------------------------------------
 Norfolk Southern Corp.                       27,400           726,648
-----------------------------------------------------------------------
 Ryder Systems, Inc.                          34,400         1,378,408
                                                       ----------------
                                                             5,501,000

-----------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--0.0%
 Hughes Supply, Inc.                           2,600           153,218
-----------------------------------------------------------------------
 W.W. Grainger, Inc.                           6,900           396,750
                                                       ----------------
                                                               549,968

-----------------------------------------------------------------------
 INFORMATION TECHNOLOGY--17.4%
-----------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--3.8%
 ADTRAN, Inc.                                  7,100           236,927
-----------------------------------------------------------------------
 Brocade Communications
 Systems, Inc. 1                              25,900           154,882
-----------------------------------------------------------------------
 Cisco Systems, Inc. 1                     1,264,800        29,975,760
-----------------------------------------------------------------------
 Comverse Technology, Inc. 1                  23,800           474,572
-----------------------------------------------------------------------
 Corning, Inc. 1                              67,800           885,468
-----------------------------------------------------------------------
 Harris Corp.                                 10,000           507,500
-----------------------------------------------------------------------
 Lucent Technologies, Inc. 1               1,311,000         4,955,580

        9 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                 VALUE
                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT Continued
 Motorola, Inc.                              378,700   $     6,911,275
-----------------------------------------------------------------------
 QUALCOMM, Inc.                              136,900         9,990,962
-----------------------------------------------------------------------
 Scientific-Atlanta, Inc.                     44,500         1,535,250
-----------------------------------------------------------------------
 Tellabs, Inc. 1                             124,100         1,084,634
                                                       ----------------
                                                            56,712,810

-----------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--4.2%
 Apple Computer, Inc. 1                       66,400         2,160,656
-----------------------------------------------------------------------
 Avid Technology, Inc. 1                       2,100           114,597
-----------------------------------------------------------------------
 Dell, Inc. 1                                525,700        18,830,574
-----------------------------------------------------------------------
 Hewlett-Packard Co.                         616,700        13,012,370
-----------------------------------------------------------------------
 International Business
 Machines Corp.                              255,200        22,495,880
-----------------------------------------------------------------------
 Lexmark International, Inc., Cl. A 1         39,300         3,793,629
-----------------------------------------------------------------------
 NCR Corp. 1                                  13,200           654,588
-----------------------------------------------------------------------
 SanDisk Corp. 1                              13,400           290,646
-----------------------------------------------------------------------
 Storage Technology Corp. 1                   45,000         1,305,000
                                                       ----------------
                                                            62,657,940

-----------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
 Agilent Technologies, Inc. 1                 24,900           729,072
-----------------------------------------------------------------------
 Arrow Electronics, Inc. 1                    26,600           713,412
-----------------------------------------------------------------------
 FARO Technologies, Inc. 1                       300             7,701
-----------------------------------------------------------------------
 Jabil Circuit, Inc. 1                        14,300           360,074
-----------------------------------------------------------------------
 Molex, Inc.                                  20,500           657,640
-----------------------------------------------------------------------
 PerkinElmer, Inc.                            50,600         1,014,024
-----------------------------------------------------------------------
 Tech Data Corp. 1                             9,500           371,735
-----------------------------------------------------------------------
 Tektronix, Inc.                               7,800           265,356
-----------------------------------------------------------------------
 Thermo Electron Corp. 1                       5,000           153,700
                                                       ----------------
                                                             4,272,714

-----------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.0%
 Digital River, Inc. 1                         6,900           225,147
-----------------------------------------------------------------------
 EarthLink, Inc. 1                            14,400           149,040
-----------------------------------------------------------------------
 United Online, Inc. 1                        15,100           265,911
-----------------------------------------------------------------------
 WebEx Communications, Inc. 1                  2,000            43,520
                                                       ----------------
                                                               683,618

-----------------------------------------------------------------------
 IT SERVICES--0.3%
 Acxiom Corp.                                  5,300           131,599
-----------------------------------------------------------------------
 Automatic Data Processing, Inc.              81,900         3,429,972
-----------------------------------------------------------------------
 BISYS Group, Inc. (The) 1                    10,500           147,630
-----------------------------------------------------------------------
 CheckFree Corp. 1                            20,800           624,000
-----------------------------------------------------------------------
 Convergys Corp. 1                            58,700           903,980
-----------------------------------------------------------------------
 CSG Systems International, Inc. 1             6,600           136,620
                                                       ----------------
                                                             5,373,801


                                                                 VALUE
                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.3%
 Altera Corp. 1                               53,700   $     1,193,214
-----------------------------------------------------------------------
 Analog Devices, Inc.                         96,400         4,538,512
-----------------------------------------------------------------------
 Applied Materials, Inc. 1                   203,900         4,000,518
-----------------------------------------------------------------------
 Atmel Corp. 1                               128,500           760,720
-----------------------------------------------------------------------
 Cree, Inc. 1                                  7,100           165,288
-----------------------------------------------------------------------
 Fairchild Semiconductor
 International, Inc., Cl. A 1                 16,700           273,379
-----------------------------------------------------------------------
 Integrated Device
 Technology, Inc. 1                           18,400           254,656
-----------------------------------------------------------------------
 Intel Corp.                               1,381,800        38,137,680
-----------------------------------------------------------------------
 International Rectifier Corp. 1               6,600           273,372
-----------------------------------------------------------------------
 Lam Research Corp. 1                          7,700           206,360
-----------------------------------------------------------------------
 Maxim Integrated Products, Inc.              34,700         1,818,974
-----------------------------------------------------------------------
 Microchip Technology, Inc.                   24,200           763,268
-----------------------------------------------------------------------
 National Semiconductor Corp. 1               68,400         1,504,116
-----------------------------------------------------------------------
 Semtech Corp. 1                              22,800           536,712
-----------------------------------------------------------------------
 Teradyne, Inc. 1                             38,200           867,140
-----------------------------------------------------------------------
 Texas Instruments, Inc.                     387,500         9,369,750
                                                       ----------------
                                                            64,663,659

-----------------------------------------------------------------------
 SOFTWARE--4.5%
 Adobe Systems, Inc.                          21,800         1,013,700
-----------------------------------------------------------------------
 Amdocs Ltd. 1                                41,700           977,031
-----------------------------------------------------------------------
 Autodesk, Inc.                               21,900           937,539
-----------------------------------------------------------------------
 BMC Software, Inc. 1                         23,000           425,500
-----------------------------------------------------------------------
 Computer Associates
 International, Inc.                          12,800           359,168
-----------------------------------------------------------------------
 Compuware Corp. 1                            58,500           386,100
-----------------------------------------------------------------------
 Microsoft Corp.                           1,616,500        46,167,240
-----------------------------------------------------------------------
 Network Associates, Inc. 1                   21,500           389,795
-----------------------------------------------------------------------
 Oracle Corp. 1                              962,500        11,482,625
-----------------------------------------------------------------------
 Siebel Systems, Inc. 1                       32,200           343,896
-----------------------------------------------------------------------
 Sybase, Inc. 1                               46,800           842,400
-----------------------------------------------------------------------
 Take-Two Interactive Software, Inc. 1        22,100           677,144
-----------------------------------------------------------------------
 TIBCO Software, Inc. 1                       61,200           517,140
-----------------------------------------------------------------------
 Veritas Software Corp. 1                     95,500         2,645,350
                                                       ----------------
                                                            67,164,628

-----------------------------------------------------------------------
 MATERIALS--1.9%
-----------------------------------------------------------------------
 CHEMICALS--0.9%
 Cabot Corp.                                   2,400            97,680
-----------------------------------------------------------------------
 Dow Chemical Co.                            111,100         4,521,770
-----------------------------------------------------------------------
 E.I. DuPont de Nemours & Co.                111,900         4,970,598
-----------------------------------------------------------------------
 Eastman Chemical Co.                          6,800           314,364
-----------------------------------------------------------------------
 Engelhard Corp.                              11,800           381,258
-----------------------------------------------------------------------
 FMC Corp. 1                                   2,500           107,775

        10 | OPPENHEIMER MAIN STREET FUND/VA

                                                                 VALUE
                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------
 CHEMICALS Continued
 Monsanto Co.                                 59,800   $     2,302,300
-----------------------------------------------------------------------
 OM Group, Inc. 1                             10,700           353,207
                                                       ----------------
                                                            13,048,952

-----------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.0%
 Eagle Materials, Inc.                         6,243           432,328
-----------------------------------------------------------------------
 Florida Rock Industries, Inc.                 3,450           145,487
-----------------------------------------------------------------------
 Vulcan Materials Co.                          2,900           137,895
                                                       ----------------
                                                               715,710

-----------------------------------------------------------------------
 METALS & MINING--0.7%
 Alcan, Inc.                                   6,300           260,820
-----------------------------------------------------------------------
 Alcoa, Inc.                                 195,700         6,463,971
-----------------------------------------------------------------------
 Inco Ltd. 1                                   4,300           148,608
-----------------------------------------------------------------------
 Nucor Corp.                                  18,900         1,450,764
-----------------------------------------------------------------------
 Peabody Energy Corp.                         19,800         1,108,602
-----------------------------------------------------------------------
 Phelps Dodge Corp. 1                         20,600         1,596,706
-----------------------------------------------------------------------
 Southern Peru Copper Corp.                    1,600            66,128
                                                       ----------------
                                                            11,095,599

-----------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.3%
 Georgia-Pacific Corp.                        71,100         2,629,278
-----------------------------------------------------------------------
 Louisiana-Pacific Corp.                      68,300         1,615,295
                                                       ----------------
                                                             4,244,573

-----------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--3.7%
-----------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
 Alltel Corp.                                 56,100         2,839,782
-----------------------------------------------------------------------
 BellSouth Corp.                             261,500         6,856,530
-----------------------------------------------------------------------
 CenturyTel, Inc.                             18,900           567,756
-----------------------------------------------------------------------
 Citizens Communications Co. 1               115,400         1,396,340
-----------------------------------------------------------------------
 SBC Communications, Inc.                    638,700        15,488,475
-----------------------------------------------------------------------
 Verizon Communications, Inc.                495,656        17,937,791
                                                       ----------------
                                                            45,086,674

-----------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.7%
 AT&T Wireless Services, Inc. 1              553,300         7,923,256
-----------------------------------------------------------------------
 Nextel Communications, Inc., Cl. A 1        102,600         2,735,316
                                                       ----------------
                                                            10,658,572

-----------------------------------------------------------------------
 UTILITIES--0.6%
-----------------------------------------------------------------------
 ELECTRIC UTILITIES--0.6%
 Alliant Energy Corp.                          2,200            57,376
-----------------------------------------------------------------------
 Constellation Energy Group, Inc.             30,600         1,159,740
-----------------------------------------------------------------------
 Duke Energy Corp.                            88,800         1,801,752
-----------------------------------------------------------------------
 Edison International                         48,700         1,245,259


                                                                 VALUE
                                              SHARES        SEE NOTE 1
-----------------------------------------------------------------------
 ELECTRIC UTILITIES Continued
 Exelon Corp.                                111,948   $     3,726,749
-----------------------------------------------------------------------
 Progress Energy, Inc.,
 Contingent Value Obligation 1,2              32,000            11,520
-----------------------------------------------------------------------
 Southern Co.                                  7,100           206,965
-----------------------------------------------------------------------
 Wisconsin Energy Corp.                        1,600            52,171
                                                       ----------------
                                                             8,261,532

-----------------------------------------------------------------------
 GAS UTILITIES--0.0%
 ONEOK, Inc.                                   4,700           103,353
                                                       ----------------
 Total Common Stocks
 (Cost $1,308,291,374)                                   1,477,543,128

-----------------------------------------------------------------------
 PREFERRED STOCKS--0.0%

 Wachovia Corp., Dividend
 Equalization Preferred Shares 1,2
 (Cost $0)                                     6,000                18

                                                  UNITS
-----------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%

 Dime Bancorp, Inc. Wts., Exp. 1/2/101
 (Cost $0)                                    31,900             3,509

                                              PRINCIPAL
                                                 AMOUNT
-----------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--1.7%

 Undivided interest of 1.99% in joint repurchase agreement (Principal Amount/Market Value $1,249,774,000, with a maturity value of $1,249,822,255) with UBS Warburg LLC, 1.39%, dated 6/30/04, to be repurchased at $24,931,963 on 7/1/04, collateralized by Federal Home Loan Mortgage Corp., 4.50%, 6/1/19, with a value of $340,921,875 and Federal National Mortgage Assn., 4.50%--5%, 4/1/19--3/1/34, with a value of $937,433,252
 (Cost $24,931,000)                      $24,931,000        24,931,000

-----------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE
 (COST $1,333,222,374)                          99.8%    1,502,477,655
-----------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                 0.2         3,565,878
                                          -----------------------------
 NET ASSETS                                    100.0%   $1,506,043,533
                                          =============================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        11 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 June 30, 2004
------------------------------------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $1,333,222,374)--see accompanying statement of investments                              $1,502,477,655
------------------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                                         4,781,061
 Shares of beneficial interest sold                                                                                       1,939,584
 Interest and dividends                                                                                                   1,662,443
 Other                                                                                                                       39,832
                                                                                                                     ---------------
 Total assets                                                                                                         1,510,900,575

------------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES

 Bank overdraft                                                                                                                 487
------------------------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                                                    3,940,420
 Shares of beneficial interest redeemed                                                                                     680,767
 Distribution and service plan fees                                                                                         148,809
 Shareholder communications                                                                                                  59,104
 Trustees' compensation                                                                                                      16,028
 Transfer and shareholder servicing agent fees                                                                                1,650
 Other                                                                                                                        9,777
                                                                                                                     ---------------
 Total liabilities                                                                                                        4,857,042

------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                                          $1,506,043,533
                                                                                                                     ===============

------------------------------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                                                                          $       77,177
------------------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                                           1,591,138,111
------------------------------------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                                                        5,921,504
------------------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                                        (260,348,674)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
 currencies                                                                                                             169,255,415
                                                                                                                     ---------------
 NET ASSETS                                                                                                          $1,506,043,533
                                                                                                                     ===============

------------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Non-Service Shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of
 $1,233,849,774 and 63,171,379 shares of beneficial interest outstanding)                                                    $19.53
------------------------------------------------------------------------------------------------------------------------------------
 Service Shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of
 $272,193,759 and 14,005,747 shares of beneficial interest outstanding)                                                      $19.43


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



        12 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended June 30, 2004
------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Dividends (net of foreign withholding taxes of $11,313)                                                              $  10,816,257
------------------------------------------------------------------------------------------------------------------------------------
 Interest                                                                                                                   146,831
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio lending fees                                                                                                     103,109
                                                                                                                      --------------
 Total investment income                                                                                                 11,066,197

------------------------------------------------------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                                                                          4,744,629
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees-- Service shares                                                                        264,599
------------------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                                                                           4,990
 Service shares                                                                                                               4,990
------------------------------------------------------------------------------------------------------------------------------------
 Shareholder communications:
 Non-Service shares                                                                                                          26,755
 Service shares                                                                                                               4,054
------------------------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                                      13,911
------------------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                                 13,034
------------------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                                       20,721
                                                                                                                      --------------
 Total expenses                                                                                                           5,097,683
 Less reduction to custodian expenses                                                                                        (3,224)
                                                                                                                      --------------
 Net expenses                                                                                                             5,094,459

------------------------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                                                                    5,971,738

------------------------------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain on:
 Investments                                                                                                             76,263,733
 Foreign currency transactions                                                                                              250,304
 Net increase from payment by affiliate                                                                                     416,623
                                                                                                                      --------------
 Net realized gain                                                                                                       76,930,660
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                                                            (46,851,077)
 Translation of assets and liabilities denominated in foreign currencies                                                   (548,934)
                                                                                                                      --------------
 Net change in unrealized appreciation                                                                                  (47,400,011)

------------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $  35,502,387
                                                                                                                      ==============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        13 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       SIX MONTHS             YEAR
                                                                                                            ENDED             ENDED
                                                                                                    JUNE 30, 2004      DECEMBER 31,
                                                                                                      (UNAUDITED)              2003
------------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                                            $     5,971,738     $  11,837,805
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                                              76,930,660       (28,749,982)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                                 (47,400,011)      288,279,862
                                                                                                  ----------------------------------
 Net increase in net assets resulting from operations                                                  35,502,387       271,367,685

------------------------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Non-Service shares                                                                                   (10,373,133)       (9,176,729)
 Service shares                                                                                        (1,403,577)         (594,874)

------------------------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Non-Service shares                                                                                    (1,190,083)       88,259,594
 Service shares                                                                                       101,831,245        89,152,120

------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase                                                                                       124,366,839       439,007,796
------------------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                                1,381,676,694       942,668,898
                                                                                                  ----------------------------------
 End of period (including accumulated net investment income of $5,921,504
 and $11,726,476, respectively)                                                                   $ 1,506,043,533    $1,381,676,694
                                                                                                  ==================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        14 | OPPENHEIMER MAIN STREET FUND/VA

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS                                                                 YEAR
                                                        ENDED                                                                 ENDED
                                                JUNE 30, 2004                                                           DECEMBER 31,
 NON-SERVICE SHARES                               (UNAUDITED)     2003        2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period            $ 19.20      $ 15.32       $ 18.99       $ 21.26       $ 24.63       $ 20.48
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .08          .18           .16           .13           .10           .11
 Net realized and unrealized gain (loss)             .41         3.86         (3.70)        (2.29)        (2.14)         4.29
                                                 -----------------------------------------------------------------------------------
 Total from investment operations                    .49         4.04         (3.54)        (2.16)        (2.04)         4.40
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.16)        (.16)         (.13)         (.11)         (.09)         (.09)
 Distributions from net realized gain                 --           --            --            --         (1.24)         (.16)
                                                 -----------------------------------------------------------------------------------
 Total dividends and/or distributions to
 shareholders                                       (.16)        (.16)         (.13)         (.11)        (1.33)         (.25)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 19.53       $19.20        $15.32        $18.99        $21.26        $24.63
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                 2.58%       26.72%       (18.80)%      (10.16)%       (8.78)%       21.71%

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)     $1,233,850   $1,214,960      $890,740    $1,074,945    $1,009,823      $555,311
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $1,237,471   $1,003,396      $999,275    $1,028,913    $  809,662      $391,063
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                              0.86%        1.10%         0.94%         0.73%         0.69%         0.63%
 Total expenses                                     0.66% 3      0.70% 3       0.69% 3       0.73% 3       0.73%         0.78% 3
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              45%          85%           98%           69%           63%          118%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        15 | OPPENHEIMER MAIN STREET FUND/VA

FINANCIAL HIGHLIGHTS  Continued

                                                                 SIX MONTHS                                                    YEAR
                                                                      ENDED                                                   ENDED
                                                              JUNE 30, 2004                                            DECEMBER 31,
 SERVICE SHARES                                                 (UNAUDITED)          2003          2002          2001        2000 1
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $ 19.10        $ 15.26        $ 18.95        $ 21.24        $24.04
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                              .07            .14            .13            .14           .02
 Net realized and unrealized gain (loss)                            .40           3.85          (3.70)         (2.32)        (2.82)
                                                                --------------------------------------------------------------------
 Total investment operations                                        .47           3.99          (3.57)         (2.18)        (2.80)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                              (.14)          (.15)          (.12)          (.11)           --
 Distributions from net realized gain                                --             --             --             --            --
                                                                --------------------------------------------------------------------
 Total dividends and/or distributions to shareholders              (.14)          (.15)          (.12)          (.11)           --
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $ 19.43        $ 19.10        $ 15.26        $ 18.95        $21.24
                                                                ====================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                2.45%         26.44%        (18.99)%       (10.27)%      (11.61)%

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                      $272,194       $166,717        $51,929        $21,545        $1,698
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $213,422       $ 98,210        $34,604        $10,306        $  543
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                             0.64%          0.83%          0.87%          0.66%         0.50%
 Total expenses                                                    0.91% 4        0.96% 4        0.84% 4        0.88% 4       0.88%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             45%            85%            98%            69%           63%


1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        16 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Main Street Fund/VA (the Fund), is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the close of The New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.
    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each

        17 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $247,055,176 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Fund will utilize $76,930,660 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

 As of December 31, 2003, the Fund had available for federal income tax purposes post-October losses of $968,194 and unused capital loss carryforwards as follows:
                              EXPIRING
                              -------------------------
                              2008       $   28,801,633
                              2009          140,898,750
                              2010          126,747,906
                              2011           26,569,353
                                         --------------
                              Total      $  323,017,642
                                         ==============
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

        18 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                                   SIX MONTHS ENDED JUNE 30, 2004       YEAR ENDED DECEMBER 31, 2003
                                                                        SHARES            AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
 NON-SERVICE SHARES
 Sold                                                                7,970,250     $ 154,763,852       19,380,163     $ 327,567,787
 Dividends and/or distributions reinvested                             536,356        10,373,133          639,048         9,176,729
 Redeemed                                                           (8,608,786)     (166,327,068)     (14,871,791)     (248,484,922)
                                                                    ----------------------------------------------------------------
 Net increase (decrease)                                              (102,180)    $  (1,190,083)       5,147,420     $  88,259,594
                                                                    ================================================================

------------------------------------------------------------------------------------------------------------------------------------
 SERVICE SHARES
 Sold                                                                5,563,495     $ 107,314,502        5,793,833     $  97,063,016
 Dividends and/or distributions reinvested                              72,875         1,403,577           41,628           594,874
 Redeemed                                                             (357,224)       (6,886,834)        (511,472)       (8,505,770)
                                                                    ----------------------------------------------------------------
 Net increase                                                        5,279,146     $ 101,831,245        5,323,989     $  89,152,120
                                                                    ================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2004, were $726,511,802 and $635,880,781, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------
 ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

        19 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $9,996 to OFS for services to the Fund.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $416,623, an amount equivalent to certain of such commissions incurred in prior years.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of June 30, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. ILLIQUID SECURITIES
 As of June 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2004 was $11,538, which represents less than 0.01% of the Fund's net assets.

        20 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
 7. SECURITIES LENDING
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2004, the Fund had no securities on loan.

        21 | OPPENHEIMER MAIN STREET FUND/VA

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)